UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.0%
Education - 6.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project	5.000%	8/1/37	$825,000	$877,363
Build NYC Resource Corp., NY, Revenue:
Ethical Culture Fieldston School	5.000%	6/1/24	775,000	885,972
Ethical Culture Fieldston School	5.000%	6/1/26	235,000	267,778
Manhattan College Project	5.000%	8/1/35	400,000	452,420
Manhattan College Project	5.000%	8/1/36	500,000	563,880
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Pratt Institute	5.000%	7/1/25	250,000	283,225
Pratt Institute	5.000%	7/1/26	500,000	564,720
Pratt Institute	5.000%	7/1/29	500,000	559,555
State University Dormitory Facilities	5.000%	7/1/31	1,300,000	1,485,991
State University Dormitory Facilities	5.000%	7/1/32	1,400,000	1,596,546
State University Dormitory Facilities	5.000%	7/1/33	1,750,000	1,989,838
State University Dormitory Facilities	5.000%	7/1/36	1,835,000	2,068,265

Total Education				11,595,553

Health Care - 13.3%
Build NYC Resource Corp., NY, Revenue:
Ethical Culture Fieldston School	5.000%	7/1/28	1,000,000	1,109,460
Ethical Culture Fieldston School	5.000%	7/1/29	400,000	442,428
New York Methodist Hospital Project	5.000%	7/1/26	600,000	672,150
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/27	5,690,000	6,190,094
Winthrop University Hospital Assistance Project	5.000%	7/1/27	2,000,000	2,153,100
New York State Dormitory Authority Revenue, Non-State Supported Debt:
North Shore Long Island Jewish Health System	5.000%	5/1/21	3,000,000	3,066,180
North Shore Long Island Jewish Health System	5.000%	5/1/22	2,305,000	2,355,848
North Shore Long Island Jewish Health System	5.000%	5/1/23	2,150,000	2,195,451
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services	5.000%	7/1/22	5,000,000	5,365,300

Total Health Care				23,550,011

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - 3.9%
New York City, NY, HDC Revenue:
	5.000%	7/1/22	$4,000,000	$4,434,680
	4.750%	11/1/29	2,500,000	2,534,150

Total Housing				6,968,830

Industrial Revenue - 0.6%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	4.500%	1/1/25	1,000,000	1,091,780	(a)(b)

Local General Obligation - 3.6%
Niagara Area Development Corp., Covanta Project	3.500%	11/1/24	1,250,000	1,256,500	(a)
Rockland County, NY, Solid Waste Management Authority Revenue, AGC	5.750%	12/15/23	5,000,000	5,059,100

Total Local General Obligation				6,315,600

Other - 2.8%
Municipal Assistance Corp. for the City of Troy, NY, Revenue Capital Appreciation, NATL	0.000%	1/15/19	1,990,000	1,977,423
New York City Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	2,500,000	2,999,600

Total Other				4,977,023

Power - 1.6%
Main Street Natural Gas Inc., GA, Gas Project Revenue, (SIFMA Municipal Swap Index Yield + 0.570%)	2.060%	12/1/23	1,500,000	1,497,720	(c)(d)
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,250,000	1,428,825

Total Power				2,926,545

Pre-Refunded/Escrowed to Maturity - 19.6%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	5.750%	7/15/20	4,355,000	4,599,707	(e)
MTA, NY, Revenue:
Transportation	5.250%	11/15/23	5,760,000	6,207,552	(e)
Transportation	6.250%	11/15/23	25,000	25,235	(e)
Transportation	5.000%	11/15/25	1,500,000	1,650,780	(e)
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/24	5,000,000	5,112,950	(e)
New York State Dormitory Authority Revenue, Non-State Supported Debt:
New School University	5.250%	7/1/30	9,000,000	9,560,610	(e)
North Shore Long Island Jewish Health System	5.000%	5/1/26	3,000,000	3,252,660	(e)
NYU Hospitals Center	5.250%	7/1/24	4,000,000	4,249,160	(e)

Total Pre-Refunded/Escrowed to Maturity				34,658,654

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 18.8%
Hudson Yards Infrastructure Corp. Revenue	5.000%	2/15/36	$3,000,000	$3,437,370
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	8/1/40	2,500,000	2,890,850
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/33	4,240,000	2,418,199
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/35	8,830,000	4,583,477
New York State Thruway Authority Personal Income Tax Revenue:
Transportation	5.000%	3/15/23	500,000	563,925
Transportation	5.000%	3/15/25	1,000,000	1,122,330
New York State Urban Development Corp. Revenue, Personal Income Tax	5.000%	3/15/41	4,000,000	4,557,280
United Nations Development Corp., NY, Revenue:
	5.000%	7/1/23	3,000,000	3,079,920
	5.000%	7/1/25	4,000,000	4,105,240
	5.000%	7/1/26	3,000,000	3,078,420
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	5.000%	10/1/25	3,500,000	3,386,250

Total Special Tax Obligation				33,223,261

Transportation - 17.1%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/34	5,000,000	5,772,500
MTA, NY, Revenue, Transportation	6.250%	11/15/23	675,000	681,271
New York State Thruway Authority:
	5.000%	1/1/31	1,750,000	2,049,792
	5.000%	1/1/32	1,250,000	1,456,363
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., John F. Kennedy International Airport Project	5.000%	1/1/34	1,500,000	1,668,750	(b)
LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/31	500,000	562,580	(b)
Port Authority of New York & New Jersey Revenue:
	5.000%	9/1/25	2,000,000	2,268,160	(b)
	5.000%	9/1/26	5,935,000	6,695,689	(b)
	5.000%	10/15/30	8,000,000	9,066,800	(b)(f)

Total Transportation				30,221,905

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 11.1%
Buffalo, NY, Municipal Water Finance Authority Revenue:
	5.000%	7/1/26	$900,000	$1,037,853
	5.000%	7/1/27	1,000,000	1,148,440
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/31	3,000,000	3,507,810
New York City, NY, Water & Sewer System Revenue	5.000%	6/15/40	2,000,000	2,312,840
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue:
New York State Environmental Facilities Corp., State Clean	5.250%	6/15/22	5,915,000	6,084,346
Revolving Funds, NYC Municipal Water Finance Project, Second Resolution	5.000%	6/15/23	1,250,000	1,423,087
Revolving Funds, NYC Municipal Water Finance Project, Second Resolution	5.000%	6/15/24	1,500,000	1,701,840
Western Nassau County, NY, Water Authority Revenue:
	5.000%	4/1/30	200,000	226,498
	5.000%	4/1/31	250,000	282,163
	5.000%	4/1/32	700,000	787,822
	5.000%	4/1/34	1,040,000	1,164,530

Total Water & Sewer				19,677,229

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $171,632,349)				175,206,391

SHORT-TERM INVESTMENTS - 0.7%
MUNICIPAL BONDS - 0.7%
Education - 0.1%
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC - Wells Fargo Bank N.A.	1.490%	12/1/29	200,000	200,000	(g)(h)

Housing - 0.2%
New York State Housing Finance Agency, MFH Revenue, LIQ-FHLMC	1.470%	11/1/41	335,000	335,000	(g)(h)

Special Tax Obligation - 0.0%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ, Dexia Credit Local	1.450%	11/1/22	100,000	100,000	(g)(h)

State General Obligation - 0.2%
New York City, NY, GO, LOC - Mizuho Corporate Bank	1.440%	4/1/42	300,000	300,000	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 0.2%
New York City, NY, Water & Sewer System Revenue, SPA, JPMorgan Chase Bank N.A	1.400%	6/15/50	$300,000	$300,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,235,000)				1,235,000

TOTAL INVESTMENTS - 99.7% (Cost - $172,867,349)				176,441,391
Other Assets in Excess of Liabilities - 0.3%				442,577

TOTAL NET ASSETS - 100.0%				$176,883,968

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HDC	— Housing Development Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	16	12/18	$2,541,432	$2,549,000	$(7,568)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$175,206,391	—	$175,206,391
Short-Term Investments†	—	1,235,000	—	1,235,000

Total Investments	—	$176,441,391	—	$176,441,391

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$7,568	—	—	$7,568

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018